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                   Salomon Brothers Variable Series Funds Inc
                                125 Broad Street
                               New York, NY 10004



                                                                  April 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  Filing Desk

            Re: Salomon Brothers Variable Series Funds Inc (the "Company")
                File Nos. 33-38045 and 811-08443

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), please accept this letter as certification that the definitive form of the Company's prospectus and statement of additional information that would have been filed in accordance with Rule 497 (c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 11, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 27, 2004, and which became effective on April 29, 2004.

                  Any questions or communications concerning this filing should be directed to Sarah Cogan at 212-455-3575 or Elain Kam Cleary at 212-455-2188 of Simpson Thacher & Bartlett LLP or Robert Nelson, Assistant Secretary of the Company, at 203-890-7041.

                                                      Yours sincerely,

                                                      /s/ ROBERT M. NELSON
                                                      --------------------------
                                                      Robert M. Nelson
                                                      Assistant Secretary